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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

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1. Name and address of issuer:
                                           Citizens Funds
                                           230 Commerce Way
                                           Portsmouth, NH  03801

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2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                           [X]


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3. Investment Company Act File Number:                    811-3626

   Securities Act File Number:                            2-80886


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4(a). Last day of the fiscal year for which this notice is filed:

                                                           June 30, 2001

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4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


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5.  Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the fiscal
             year pursuant to section 24(f):                                                                       $1,151,070,669
                                                                                                          -----------------------

      (ii)   Aggregate price of securities redeemed or repurchased
             during the fiscal year:                                                        $893,116,347
                                                                              --------------------------

      (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
             registration fees payable to the Commission.                                             $0
                                                                              --------------------------

      (iv)   Total available redemption credits [Add items 5(ii) and 5(iii)]:                                        $893,116,347
                                                                                                          -----------------------

      (v)    Net Sales - If item 5(i) is greater than item 5(iv)
             [subtract Item 5(iv) from Item 5(i) ]                                                                   $257,954,322
                                                                                                          -----------------------

      (vi)   Redemption credits available for use in future years - if                                $0
             Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
             Item 5(i)]:
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      (vii)  Multiplier for determining registration fee  (See Instruction C.9):                                         0.000250
                                                                                                          -----------------------


      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):                                    =             $64,488.58
             (enter "0" if no fee is due):                                                                -----------------------


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6.   Prepaid shares
          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
          Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.   Interest due.-- if this Form is being filed more than 90 days after the end
     of the issuers fiscal year (see Instruction D):                                                                           $0
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8.   Total of amount of the registration fee due plus any interest due [ Line
     5(viii) plus line 7].
                                                                                                                       $64,488.58
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9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                                        September 11, 2001


                            Method of Delivery:
                                                        [x]  Wire Transfer CIK 0000711202

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                                                            SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


  By (Signature and Title)*         /s/ Sean P. Driscoll
                                    --------------------------------------------
                                    Sean P. Driscoll, Treasurer
                                    --------------------------------------------


  Date  September 11, 2001
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  * Please print the name and title of the signing officer below the signature.

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